Business segment information (Tables)	12 Months Ended
Dec. 31, 2021
Business segment information
Schedule of information by business segment

	Integrated
	Gas,
For the year ended December 31, 2021	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	30,704	7,246	87,600	80,288	25	–	205,863
Intersegment sales	4,260	34,896	27,637	451	254	(67,498)	–
Excise taxes	–	–	(1,108)	(20,121)	–	–	(21,229)
Revenues from sales	34,964	42,142	114,129	60,618	279	(67,498)	184,634
Operating expenses	(29,964)	(16,722)	(108,982)	(57,159)	(927)	67,498	(146,256)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,650)	(9,110)	(1,583)	(1,100)	(113)	–	(13,556)
Operating income	3,350	16,310	3,564	2,359	(761)	–	24,822
Net income (loss) from equity affiliates and other items	2,745	(760)	518	108	45	–	2,656
Tax on net operating income	(602)	(7,506)	(1,068)	(738)	152	–	(9,762)
Net operating income	5,493	8,044	3,014	1,729	(564)	–	17,716
Net cost of net debt							(1,350)
Non-controlling interests							(334)
NET INCOME - TotalEnergies SHARE							16,032

	Integrated
For the year ended December 31, 2021	Gas,
(adjustments)(a)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	(44)	–	–	–	–	–	(44)
Intersegment sales	–	–	–	–	–	–	–
Excise taxes	–	–	–	–	–	–	–
Revenues from sales	(44)	–	–	–	–	–	(44)
Operating expenses	(271)	(187)	1,470	278	–	–	1,290
Depreciation, depletion and impairment of tangible assets and mineral interests	(342)	(418)	(25)	(36)	–	–	(821)
Operating income(b)	(657)	(605)	1,445	242	–	–	425
Net income (loss) from equity affiliates and other items	(215)	(1,839)	56	(61)	(54)	–	(2,113)
Tax on net operating income	122	49	(396)	(70)	(67)	–	(362)
Net operating income(b)	(750)	(2,395)	1,105	111	(121)	–	(2,050)
Net cost of net debt							25
Non-controlling interests							(3)
NET INCOME - TotalEnergies SHARE							(2,028)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	1,481	315	–
On net operating income	–	–	1,296	236	–

	Integrated
For the year ended December 31, 2021	Gas,
(adjusted)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	30,748	7,246	87,600	80,288	25	–	205,907
Intersegment sales	4,260	34,896	27,637	451	254	(67,498)	–
Excise taxes	–	–	(1,108)	(20,121)	–	–	(21,229)
Revenues from sales	35,008	42,142	114,129	60,618	279	(67,498)	184,678
Operating expenses	(29,693)	(16,535)	(110,452)	(57,437)	(927)	67,498	(147,546)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,308)	(8,692)	(1,558)	(1,064)	(113)	–	(12,735)
Adjusted operating income	4,007	16,915	2,119	2,117	(761)	–	24,397
Net income (loss) from equity affiliates and other items	2,960	1,079	462	169	99	–	4,769
Tax on net operating income	(724)	(7,555)	(672)	(668)	219	–	(9,400)
Adjusted net operating income	6,243	10,439	1,909	1,618	(443)	–	19,766
Net cost of net debt							(1,375)
Non-controlling interests							(331)
ADJUSTED NET INCOME - TotalEnergies SHARE							18,060

	Integrated
	Gas,
For the year ended December 31, 2021	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,341	7,276	1,638	1,242	92	–	16,589
Total divestments	1,350	894	348	319	22	–	2,933
Cash flow from operating activities	827	22,009	6,473	2,333	(1,232)	–	30,410
Balance sheet as of December 31, 2021
Property, plant and equipment, intangible assets, net	31,525	86,418	11,884	8,578	638	–	139,043
Investments & loans in equity affiliates	20,501	6,337	3,729	486	–	–	31,053
Other non-current assets	3,359	4,441	608	1,105	309	–	9,822
Working capital	5,058	(1,216)	(2,558)	378	(4,220)	–	(2,558)
Provisions and other non-current liabilities	(4,495)	(24,613)	(3,840)	(1,478)	581	–	(33,845)
Assets and liabilities classified as held for sale	30	308	–	–	–	–	338
Capital Employed (Balance sheet)	55,978	71,675	9,823	9,069	(2,692)	–	143,853
Less inventory valuation effect	–	–	(1,754)	(286)	–	–	(2,040)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	55,978	71,675	8,069	8,783	(2,692)	–	141,813
ROACE as a percentage	12%	14%	20%	18%			14%

	Integrated
	Gas,
For the year ended December 31, 2020	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	15,629	4,973	56,615	63,451	17	–	140,685
Intersegment sales	2,003	18,483	17,378	357	223	(38,444)	–
Excise taxes	–	–	(2,405)	(18,576)	–	–	(20,981)
Revenues from sales	17,632	23,456	71,588	45,232	240	(38,444)	119,704
Operating expenses	(15,847)	(11,972)	(70,524)	(42,807)	(1,049)	38,444	(103,755)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,312)	(16,998)	(1,878)	(984)	(92)	–	(22,264)
Operating income	(527)	(5,514)	(814)	1,441	(901)	–	(6,315)
Net income (loss) from equity affiliates and other items	794	697	(393)	37	272	–	1,407
Tax on net operating income	71	(208)	59	(515)	(67)	–	(660)
Net operating income	338	(5,025)	(1,148)	963	(696)	–	(5,568)
Net cost of net debt							(1,768)
Non-controlling interests							94
NET INCOME - TotalEnergies SHARE							(7,242)

	Integrated
For the year ended December 31, 2020	Gas,
(adjustments)(a)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	20	–	–	–	–	–	20
Intersegment sales	–	–	–	–	–	–	–
Excise taxes	–	–	–	–	–	–	–
Revenues from sales	20	–	–	–	–	–	20
Operating expenses	(423)	(137)	(1,552)	(330)	(60)	–	(2,502)
Depreciation, depletion and impairment of tangible assets and mineral interests	(953)	(7,693)	(306)	–	–	–	(8,952)
Operating income(b)	(1,356)	(7,830)	(1,858)	(330)	(60)	–	(11,434)
Net income (loss) from equity affiliates and other items	(382)	54	(677)	(24)	107	–	(922)
Tax on net operating income	298	388	348	93	(145)	–	982
Net operating income(b)	(1,440)	(7,388)	(2,187)	(261)	(98)	–	(11,374)
Net cost of net debt							(29)
Non-controlling interests							102
NET INCOME - TotalEnergies SHARE							(11,301)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	(1,244)	(196)	–
On net operating income	–	–	(1,165)	(137)	–

	Integrated
For the year ended December 31, 2020	Gas,
(adjusted)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	15,609	4,973	56,615	63,451	17	–	140,665
Intersegment sales	2,003	18,483	17,378	357	223	(38,444)	–
Excise taxes	–	–	(2,405)	(18,576)	–	–	(20,981)
Revenues from sales	17,612	23,456	71,588	45,232	240	(38,444)	119,684
Operating expenses	(15,424)	(11,835)	(68,972)	(42,477)	(989)	38,444	(101,253)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,359)	(9,305)	(1,572)	(984)	(92)	–	(13,312)
Adjusted operating income	829	2,316	1,044	1,771	(841)	–	5,119
Net income (loss) from equity affiliates and other items	1,176	643	284	61	165	–	2,329
Tax on net operating income	(227)	(596)	(289)	(608)	78	–	(1,642)
Adjusted net operating income	1,778	2,363	1,039	1,224	(598)	–	5,806
Net cost of net debt							(1,739)
Non-controlling interests							(8)
AJUSTED NET INCOME - TotalEnergies SHARE							4,059

	Integrated
	Gas,
For the year ended December 31, 2020	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,230	6,782	1,325	1,052	145	–	15,534
Total divestments	1,152	819	149	158	177	–	2,455
Cash flow from operating activities	2,129	9,922	2,438	2,101	(1,787)	–	14,803
Balance sheet as of December 31, 2020
Property, plant and equipment, intangible assets, net	30,704	89,207	12,486	8,734	732	–	141,863
Investments & loans in equity affiliates	16,455	7,328	3,638	555	–	–	27,976
Other non-current assets	3,647	5,093	791	1,260	1,042	–	11,833
Working capital	(1,004)	1,968	(264)	(43)	(4,470)	–	(3,813)
Provisions and other non-current liabilities	(4,566)	(24,909)	(4,658)	(1,641)	606	–	(35,168)
Assets and liabilities classified as held for sale	375	241	(83)	–	–	–	533
Capital Employed (Balance sheet)	45,611	78,928	11,910	8,865	(2,090)	–	143,224
Less inventory valuation effect	–	–	(535)	(72)	–	–	(607)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	45,611	78,928	11,375	8,793	(2,090)	–	142,617
ROACE as a percentage	4%	3%	9%	14%			4%

	Integrated
	Gas,
For the year ended December 31, 2019	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	18,167	7,261	87,598	87,280	10	–	200,316
Intersegment sales	2,825	31,329	32,390	659	125	(67,328)	–
Excise taxes	–	–	(3,015)	(21,052)	–	–	(24,067)
Revenues from sales	20,992	38,590	116,973	66,887	135	(67,328)	176,249
Operating expenses	(18,316)	(16,389)	(112,104)	(63,855)	(925)	67,328	(144,261)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,492)	(11,659)	(1,527)	(980)	(73)	–	(15,731)
Operating income	1,184	10,542	3,342	2,052	(863)	–	16,257
Net income (loss) from equity affiliates and other items	2,330	610	322	101	42	–	3,405
Tax on net operating income	(741)	(4,572)	(470)	(598)	155	–	(6,226)
Net operating income	2,773	6,580	3,194	1,555	(666)	–	13,436
Net cost of net debt							(1,998)
Non-controlling interests							(171)
NET INCOME - TotalEnergies SHARE							11,267

	Integrated
For the year ended December 31, 2019	Gas,
(adjustments)(a)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	(64)	–	–	–	–	–	(64)
Intersegment sales	–	–	–	–	–	–	–
Excise taxes	–	–	–	–	–	–	–
Revenues from sales	(64)	–	–	–	–	–	(64)
Operating expenses	(240)	(145)	397	(40)	(112)	–	(140)
Depreciation, depletion and impairment of tangible assets and mineral interests	(156)	(721)	(41)	(2)	–	–	(920)
Operating income(b)	(460)	(866)	356	(42)	(112)	–	(1,124)
Net income (loss) from equity affiliates and other items	974	(112)	(83)	(83)	–	–	696
Tax on net operating income	(130)	49	(82)	27	(73)	–	(209)
Net operating income(b)	384	(929)	191	(98)	(185)	–	(637)
Net cost of net debt							(15)
Non-controlling interests							91
NET INCOME - TotalEnergies SHARE							(561)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	–	–	477	(31)	–
On net operating income	–	–	371	(14)	–

	Integrated
For the year ended December 31, 2019	Gas,
(adjusted)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	18,231	7,261	87,598	87,280	10	–	200,380
Intersegment sales	2,825	31,329	32,390	659	125	(67,328)	–
Excise taxes	–	–	(3,015)	(21,052)	–	–	(24,067)
Revenues from sales	21,056	38,590	116,973	66,887	135	(67,328)	176,313
Operating expenses	(18,076)	(16,244)	(112,501)	(63,815)	(813)	67,328	(144,121)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,336)	(10,938)	(1,486)	(978)	(73)	–	(14,811)
Adjusted operating income	1,644	11,408	2,986	2,094	(751)	–	17,381
Net income (loss) from equity affiliates and other items	1,356	722	405	184	42	–	2,709
Tax on net operating income	(611)	(4,621)	(388)	(625)	228	–	(6,017)
Adjusted net operating income	2,389	7,509	3,003	1,653	(481)	–	14,073
Net cost of net debt							(1,983)
Non-controlling interests							(262)
ADJUSTED NET INCOME - TotalEnergies SHARE							11,828

	Integrated
	Gas,
For the year ended December 31, 2019	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	7,053	8,992	1,698	1,374	120	–	19,237
Total divestments	1,108	368	322	249	13	–	2,060
Cash flow from operating activities	3,461	16,917	3,837	2,604	(2,134)	–	24,685
Balance sheet as of December 31, 2019
Property, plant and equipment, intangible assets, net	29,597	98,894	12,196	8,316	583	–	149,586
Investments & loans in equity affiliates	15,271	7,631	3,787	433	–	–	27,122
Other non-current assets	2,993	4,484	744	1,179	1,009	–	10,409
Working capital	(1,192)	2,617	796	178	(3,909)	–	(1,510)
Provisions and other non-current liabilities	(5,488)	(25,208)	(3,898)	(1,531)	153	–	(35,972)
Assets and liabilities classified as held for sale	368	426	–	–	–	–	794
Capital Employed (Balance sheet)	41,549	88,844	13,625	8,575	(2,164)	–	150,429
Less inventory valuation effect	–	–	(1,397)	(204)	–	–	(1,601)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	41,549	88,844	12,228	8,371	(2,164)	–	148,828
ROACE as a percentage	6%	8%	26%	22%			10%

Schedule of reconciliation of the information by business segment with consolidated financial statements

			Consolidated
For the year ended December 31, 2021			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	205,907	(44)	205,863
Excise taxes	(21,229)	–	(21,229)
Revenues from sales	184,678	(44)	184,634
Purchases, net of inventory variation	(120,160)	1,538	(118,622)
Other operating expenses	(26,754)	(140)	(26,894)
Exploration costs	(632)	(108)	(740)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,735)	(821)	(13,556)
Other income	1,300	12	1,312
Other expense	(944)	(1,373)	(2,317)
Financial interest on debt	(1,904)	–	(1,904)
Financial income and expense from cash & cash equivalents	340	39	379
Cost of net debt	(1,564)	39	(1,525)
Other financial income	762	–	762
Other financial expense	(539)	–	(539)
Net income (loss) from equity affiliates	4,190	(752)	3,438
Income taxes	(9,211)	(376)	(9,587)
CONSOLIDATED NET INCOME	18,391	(2,025)	16,366
TotalEnergies share	18,060	(2,028)	16,032
Non-controlling interests	331	3	334
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2020			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	140,665	20	140,685
Excise taxes	(20,981)	–	(20,981)
Revenues from sales	119,684	20	119,704
Purchases, net of inventory variation	(75,672)	(1,814)	(77,486)
Other operating expenses	(24,850)	(688)	(25,538)
Exploration costs	(731)	–	(731)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,312)	(8,952)	(22,264)
Other income	1,405	832	2,237
Other expense	(689)	(817)	(1,506)
Financial interest on debt	(2,140)	(7)	(2,147)
Financial income and expense from cash & cash equivalents	68	(31)	37
Cost of net debt	(2,072)	(38)	(2,110)
Other financial income	914	–	914
Other financial expense	(689)	(1)	(690)
Net income (loss) from equity affiliates	1,388	(936)	452
Income taxes	(1,309)	991	(318)
CONSOLIDATED NET INCOME	4,067	(11,403)	(7,336)
TotalEnergies share	4,059	(11,301)	(7,242)
Non-controlling interests	8	(102)	(94)
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2019			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	200,380	(64)	200,316
Excise taxes	(24,067)	–	(24,067)
Revenues from sales	176,313	(64)	176,249
Purchases, net of inventory variation	(116,464)	243	(116,221)
Other operating expenses	(26,872)	(383)	(27,255)
Exploration costs	(785)	–	(785)
Depreciation, depletion and impairment of tangible assets and mineral interests	(14,811)	(920)	(15,731)
Other income	876	287	1,163
Other expense	(455)	(737)	(1,192)
Financial interest on debt	(2,318)	(15)	(2,333)
Financial income and expense from cash & cash equivalents	(19)	–	(19)
Cost of net debt	(2,337)	(15)	(2,352)
Other financial income	792	–	792
Other financial expense	(764)	–	(764)
Net income (loss) from equity affiliates	2,260	1,146	3,406
Income taxes	(5,663)	(209)	(5,872)
CONSOLIDATED NET INCOME	12,090	(652)	11,438
TotalEnergies share	11,828	(561)	11,267
Non-controlling interests	262	(91)	171
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

Schedule of detail of the adjustment items

Adjustments to operating income

	Integrated
	Gas,
For the year ended December 31, 2021	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	1,481	315	–	1,796
Effect of changes in fair value	(217)	–	–	–	–	(217)
Restructuring charges	(17)	(59)	(10)	–	–	(86)
Asset impairment charges	(342)	(356)	(25)	(36)	–	(759)
Gains (losses) on disposals of assets	–	(170)	–	–	–	(170)
Other items	(81)	(20)	(1)	(37)	–	(139)
TOTAL	(657)	(605)	1,445	242	–	425

Adjustments to net income, TotalEnergies share

	Integrated
	Gas,
For the year ended December 31, 2021	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	1,277	218	–	1,495
Effect of changes in fair value	(194)	–	–	–	–	(194)
Restructuring charges	(17)	(75)	(118)	(44)	(54)	(308)
Asset impairment charges	(332)	(500)	(42)	(36)	–	(910)
Gains (losses) on disposals of assets(a)	–	(1,726)	–	–	–	(1,726)
Other items	(196)	(51)	(31)	(40)	(67)	(385)
TOTAL	(739)	(2,352)	1,086	98	(121)	(2,028)

(a)Of which $(1,379) million related to the impact of the TotalEnergies' interest sale of Petrocedeño to PDVSA.

Adjustments to operating income

	Integrated
	Gas,
For the year ended December 31, 2020	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	(1,244)	(196)	–	(1,440)
Effect of changes in fair value	20	–	–	–	–	20
Restructuring charges	(39)	(35)	(30)	–	–	(104)
Asset impairment charges	(953)	(7,693)	(306)	–	–	(8,952)
Other items	(384)	(102)	(278)	(134)	(60)	(958)
TOTAL	(1,356)	(7,830)	(1,858)	(330)	(60)	(11,434)

Adjustments to net income, TotalEnergies share

	Integrated
	Gas,
For the year ended December 31, 2020	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	(1,160)	(120)	–	(1,280)
Effect of changes in fair value	23	–	–	–	–	23
Restructuring charges	(43)	(29)	(292)	–	–	(364)
Asset impairment charges	(829)	(7,328)	(306)	(2)	–	(8,465)
Gains (losses) on disposals of assets	–	–	–	–	104	104
Other items	(566)	–	(423)	(106)	(224)	(1,319)
TOTAL	(1,415)	(7,357)	(2,181)	(228)	(120)	(11,301)

Adjustments to operating income

	Integrated
	Gas,
For the year ended December 31, 2019	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	477	(31)	–	446
Effect of changes in fair value	(19)	–	–	–	–	(19)
Restructuring charges	(4)	–	–	–	–	(4)
Asset impairment charges	(156)	(721)	(41)	(2)	–	(920)
Other items	(281)	(145)	(80)	(9)	(112)	(627)
TOTAL	(460)	(866)	356	(42)	(112)	(1,124)

Adjustments to net income, TotalEnergies share

	Integrated
	Gas,
For the year ended December 31, 2019	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	369	(23)	–	346
Effect of changes in fair value	(15)	–	–	–	–	(15)
Restructuring charges	(31)	(5)	(22)	–	–	(58)
Asset impairment charges	105	(530)	(39)	(1)	–	(465)
Gains (losses) on disposals of assets	–	–	–	–	–	–
Other items	422	(405)	(119)	(82)	(185)	(369)
TOTAL	481	(940)	189	(106)	(185)	(561)